Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of components of income tax expense

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Loss before tax
Loss from PRC entities	(150,478)	(143,951)	(71,249)
(Loss)/profit from overseas entities	(24,456)	(344)	14,183
Total loss before tax	(174,934)	(144,295)	(57,066)

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Current income tax expense	490	1,880	3,249
Deferred income tax	—	—	—
Total income tax expense	490	1,880	3,249

Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	Year Ended December 31,
	2021	2022	2023
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax rates in different tax jurisdiction	(2.0)%	(0.3)%	(2.5)%
Effect of preferential tax rate for qualified HNTE entities (1)	(2.2)%	(6.0)%	(5.4)%
Additional deduction for research and development expenditures	7.2%	8.5%	17.7%
Share-based compensation expenses	(8.4)%	(10.5)%	(19.7)%
Permanent book-tax differences	6.2%	(1.4)%	1.6%
Change in valuation allowance (2)	(26.0)%	(16.6)%	(22.4)%
Effective tax rates	(0.2)%	(1.3)%	(5.7)%
(1)	The effect of the preferential income tax rate that the WFOE is entitled to enjoy as a qualified HNTE is 15%.
(2)	Valuation allowance for the years ended December 31, 2021, 2022 and 2023 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Deferred tax assets
Net accumulated losses-carry forward	76,944	103,231	114,958
Payroll liabilities	5,438	2,915	2,451
Credit-related impairment of long-term investments	—	—	1,421
Inventory write-downs	402	691	531
Receivables allowances	171	42	279
Other deductible temporary difference	9	88	106
Less: valuation allowance	(82,964)	(106,967)	(119,746)
Total deferred tax assets	—	—	—

Summary of tax losses carry forwarded for future years

At December 31, 2023	US$
2024	227
2025	59,719
2026	106,030
2027	50,463
2028	59,405
2029	68,687
2030	37,607
2031	34,690
2032	98,215
2033	36,502
Total tax losses carry forwards	551,545

Schedule of movement of valuation allowance

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Balance at beginning of the year	37,405	82,964	106,967
Changes of valuation allowance(1)	45,559	24,003	12,779
Balance at end of the year	82,964	106,967	119,746
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2022 and 2023, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries and the VIE.